March 12, 2007

Securities and Exchange

Commission

Washington, D.C. 20549

Attention:

Mr. Michael Fay

Mail Stop 3561

Re:

Sequa Corporation

File No. 1-804

Dear Mr. Fay:

Per your request to Mr. Duffy, enclosed please find an analysis of the application of a proportional performance model to our material by the hour and power by the hour contracts.   The accounting application and conclusions discussed in the attached analysis have been reviewed and approved by the national offices of both Ernst & Young LLP and KPMG LLP.

If you have any questions, please call me at 212-986-5500 extension 5214.

Very truly yours,

/s/ Kenneth J. Binder

Kenneth J. Binder

Executive Vice President, Finance